NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2018
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Offshore Ltd. was formed on October 17, 2013 under the laws of the Republic of the Marshall Islands. Our operating fleet as of December 31, 2018 consisted of ten platform supply vessels, or “PSVs”.   We maintain our principal offices at the LOM Building, 27 Reid Street, Hamilton HM 11 Bermuda.
Effective September 26, 2016, we discontinued our existence as a company organized under the laws of the Republic of the Marshall Islands and continued our existence as an exempted company incorporated under the laws of Bermuda, which we refer to as the Redomiciliation. There was no change in our business, assets and liabilities, principal locations, fiscal year, directors or executive officers following the Redomiciliation, and our financials are presented on an un-interrupted basis. On November 10, 2016, our shareholders approved the adoption of the new bye-laws, or the Bye-laws, at our annual general meeting of shareholders. As a result of the Redomiciliation, the rights of holders of our common shares are now governed by our Bermuda Memorandum of Continuance, the Bye-laws and the Companies Act 1981 of Bermuda, or the Companies Act.
On December 12, 2018, the Company announced that it had entered into a share purchase agreement with Scorpio Offshore Investments Inc, or SOI, pursuant to which SOI invested $5,000,000 in a private placement of the Company’s common shares at a price of $4.20 per share, or the Private Placement.  As part of the Private Placement, Mr. Emanuele Lauro was appointed Chairman and Chief Executive Officer of the Company. In addition, Mr. Robert Bugbee was appointed to the Company’s Board of Directors and to the office of President, Mr. Cameron Mackey was appointed Chief Operating Officer, and Mr. Filippo Lauro was appointed Vice President. Concurrent with the Private Placement Mr. Herbjørn Hansson resigned from the Board of Directors.
Reverse stock split

On January 28, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was adjusted from $0.01 per share to $0.10 per share as a result of the reverse stock split.
The Company’s Fleet

As of December 31, 2018, the Company owned and operated Platform Supply Vessels (“PSV”) in the North Sea.  This fleet consisted of:

Vessel Name	Yard	Year Built	Delivered to NAO
NAO Fighter	Ulstein	2012	January 2014
NAO Prosper	Ulstein	2012	January 2014
NAO Power	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2015	January 2015
NAO Viking	Ulstein	2015	January 2015
NAO Horizon	Vard	2016	April 2016
NAO Galaxy	Vard	2016	June 2016